Expenses by nature (Details - Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Expense of restructuring activities	$ 3,103	$ 4,288
Accelerated vesting of share-based compensation		$ 3,743